Shareholder Report, Holdings (Details) - C000030254	Jun. 30, 2026
03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.60%
55825T103 | Madison Square Garden Sports Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	7.10%
064058100 | Bank of New York Mellon Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	6.80%
060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
047726302 | Atlanta Braves Holdings, Inc., Series C
Holdings [Line Items]
Percent of Net Asset Value	5.10%
17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Discretionary005098108
Holdings [Line Items]
Percent of Total Investments	99.40%
Cash & Equivalent26200X209
Holdings [Line Items]
Percent of Total Investments	0.60%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	34.20%